Fair Value of Financial Assets and Liabilities - Recurring (Details) (Fair Value, Measurements, Recurring [Member], Significant Other Observable Inputs (Level 2) [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Foreign exchange contracts-forwards	$ 58	$ 45
Interest rate swaps	0	11
Deferred compensation investments in cash surrender life insurance	69	70
Deferred compensation investments in mutual funds	23	22
Total	150	148
Liabilities:
Foreign exchange contracts-forwards	31	19
Deferred compensation plan liabilities	97	98
Total	$ 128	$ 117